STOCK-BASED COMPENSATION PLANS - Quebecor Media stock option plan (Details) - Quebecor Media stock option plan	12 Months Ended
Dec. 31, 2017 shares
STOCK-BASED COMPENSATION PLANS
Number of shares authorized to issue under stock-based compensation plans	6,180,140
Vesting period of share based awards (in years)	5 years
Maximum
STOCK-BASED COMPENSATION PLANS
Term of an option	10 years
Stock option plan - first anniversary
STOCK-BASED COMPENSATION PLANS
Vesting period of share based awards (in years)	5 years
Annual vesting percent of share based awards	20.00%
Stock option plan - second anniversary
STOCK-BASED COMPENSATION PLANS
Vesting period of share based awards (in years)	4 years
Annual vesting percent of share based awards	25.00%
Stock option plan - third anniversary
STOCK-BASED COMPENSATION PLANS
Vesting period of share based awards (in years)	3 years
Annual vesting percent of share based awards	33.33%